April 13, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard World Fund (the "Trust")

File No. 2-17620

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated March 23, 2020, filed pursuant to Rule 497(e), for the Vanguard ESG U.S. Stock ETF, a series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at

(610)669-2627.

Sincerely,

/s/Laura J. Merianos Laura J. Merianos

Principal, Funds, Finance & Governance The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission